UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2008 (Unaudited)

DWS Core Fixed Income Fund

	Principal Amount ($)	Value ($)

Corporate Bonds 17.0%
Consumer Discretionary 1.1%
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022	843,000	1,003,866
Comcast Cable Holdings LLC, 10.125%, 4/15/2022	1,980,000	2,415,868
Comcast Corp., 6.4%, 5/15/2038	880,000	800,365
McDonald's Corp., Series I, 6.3%, 10/15/2037	1,484,000	1,464,324
TCI Communications, Inc., 8.75%, 8/1/2015	4,430,000	4,857,739
Time Warner Cable, Inc., 7.3%, 7/1/2038	2,705,000	2,704,402
Time Warner, Inc., 6.875%, 5/1/2012	792,000	808,888
Viacom, Inc.:
5.75%, 4/30/2011	3,095,000	3,065,984
6.25%, 4/30/2016	306,000	291,884

6.875%, 4/30/2036	1,617,000	1,455,318

		18,868,638
Consumer Staples 1.2%
CVS Caremark Corp.:
6.25%, 6/1/2027	2,663,000	2,568,623
6.302%, 6/1/2037	7,312,000	6,270,040
Delhaize America, Inc., 9.0%, 4/15/2031	4,002,000	4,597,974
Kroger Co.:
6.4%, 8/15/2017	10,000	10,220
6.8%, 4/1/2011	260,000	270,956
Miller Brewing Co., 144A, 5.5%, 8/15/2013	5,930,000	5,939,565

		19,657,378
Energy 1.7%
Enterprise Products Operation LP:
5.65%, 4/1/2013	7,430,000	7,414,382
7.5%, 2/1/2011	1,034,000	1,083,158
Petro-Canada, 6.8%, 5/15/2038	4,880,000	4,724,694
Suncor Energy, Inc., 6.85%, 6/1/2039	4,940,000	5,012,114
TEPPCO Partners LP, 5.9%, 4/15/2013	5,060,000	5,075,747
TransCanada PipeLines Ltd., 6.35%, 5/15/2067	4,900,000	4,140,760
Valero Energy Corp., 7.5%, 4/15/2032	1,883,000	1,800,602

		29,251,457
Financials 5.5%
AES El Salvador Trust, 144A, 6.75%, 2/1/2016	3,210,000	2,855,976
American International Group, Inc., 144A, 8.175%, 5/15/2058	3,500,000	3,135,717
Bank of America NA, 5.3%, 3/15/2017 (a)	3,760,000	3,437,392
Bank of New York Mellon Corp., Series G, 4.95%, 11/1/2012	2,410,000	2,390,956
Corp. Andina de Fomento:
5.75%, 1/12/2017	2,300,000	2,191,932
6.875%, 3/15/2012	1,300,000	1,363,222
Discover Financial Services, 3.316% **, 6/11/2010	3,845,000	3,133,625
Erac USA Finance Co.:
144A, 5.8%, 10/15/2012	3,435,000	3,206,768
144A, 7.0%, 10/15/2037	6,916,000	5,262,059
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024	3,510,000	3,606,588
FPL Group Capital, Inc.:
6.65%, 6/15/2067	5,955,000	5,150,843
Series D, 7.3%, 9/1/2067	1,125,000	1,035,314
General Electric Capital Corp.:
4.8%, 5/1/2013	3,270,000	3,220,757
5.625%, 5/1/2018	3,150,000	3,063,435
Glen Meadow Pass-Through Trust, 144A, 6.505%, 2/12/2067	2,425,000	2,095,823
HBOS PLC, 144A, 6.75%, 5/21/2018	1,185,000	1,068,352
HSBC Finance Corp., 5.25%, 1/15/2014	390,000	381,606
International Lease Finance Corp.:
6.375%, 3/25/2013	2,395,000	2,070,363
Series R, 6.625%, 11/15/2013	630,000	564,069
KeyCorp., Series H, 6.5%, 5/14/2013	1,665,000	1,388,230
Merrill Lynch & Co., Inc.:
6.875%, 4/25/2018	1,495,000	1,399,471
7.75%, 5/14/2038	2,690,000	2,440,529
Metropolitan Life Global Funding I, 144A, 5.125%, 4/10/2013	4,670,000	4,604,751

Morgan Stanley:
Series F, 6.0%, 4/28/2015	2,040,000	1,915,735
Series F, 6.625%, 4/1/2018	3,470,000	3,211,974
National Australia Bank Ltd., 144A, 5.35%, 6/12/2013 (a)	3,375,000	3,371,473
NLV Financial Corp., 144A, 6.5%, 3/15/2035	985,000	813,620
PartnerRe Finance II, 6.44%, 12/1/2066	4,649,000	3,600,083
Rio Tinto Finance USA Ltd.:
5.875%, 7/15/2013	5,000,000	5,057,830
6.5%, 7/15/2018	3,500,000	3,509,723
7.125%, 7/15/2028	630,000	639,311
StanCorp Financial Group, Inc., 6.9%, 5/29/2067	3,840,000	3,205,252
Standard Chartered Bank, 144A, 6.4%, 9/26/2017	2,400,000	2,245,174
Symetra Financial Corp., 144A, 8.3%, 10/15/2037	2,130,000	1,848,220
UDR, Inc., Series E, (REIT), 3.9%, 3/15/2010	1,370,000	1,321,818
Wells Fargo & Co., 5.25%, 10/23/2012	1,800,000	1,782,000
Xstrata Finance Canada Ltd., 144A, 5.8%, 11/15/2016	724,000	682,103

		92,272,094
Health Care 0.5%
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/2038	308,000	306,535
Medco Health Solutions, Inc., 6.125%, 3/15/2013	6,225,000	6,262,935
Schering-Plough Corp., 6.55%, 9/15/2037	2,605,000	2,473,474

		9,042,944
Industrials 0.4%
America West Airlines, Inc., Series 99-1, 7.93%, 1/2/2019	1,559,093	1,418,774
Canadian National Railway Co., 5.55%, 5/15/2018	2,580,000	2,516,922
United Technologies Corp., 6.125%, 7/15/2038	3,020,000	2,964,378

		6,900,074
Information Technology 0.8%
Broadridge Financial Solutions, Inc., 6.125%, 6/1/2017	3,447,000	2,903,149
Tyco Electronics Group SA, 6.0%, 10/1/2012	5,430,000	5,464,524
Xerox Corp., 6.35%, 5/15/2018	4,435,000	4,290,184

		12,657,857
Materials 1.5%
ArcelorMittal, 144A, 5.375%, 6/1/2013	5,524,000	5,420,756
Celulosa Arauco y Constitucion SA, 5.625%, 4/20/2015	4,683,000	4,548,776
Nucor Corp.:
5.75%, 12/1/2017	1,670,000	1,671,037
6.4%, 12/1/2037	2,615,000	2,543,951
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012	2,438,000	2,198,708
Xstrata Canada Corp.:
6.0%, 10/15/2015	2,075,000	1,983,681
7.25%, 7/15/2012	6,450,000	6,739,947

		25,106,856
Telecommunication Services 0.8%
Ameritech Capital Funding, 6.25%, 5/18/2009	60,000	60,865
British Telecommunications PLC, 8.625%, 12/15/2010	1,400,000	1,503,818
Qwest Corp.:
7.5%, 10/1/2014	1,480,000	1,357,900
7.625%, 6/15/2015	3,449,000	3,147,213
Telecom Italia Capital, 7.721%, 6/4/2038	3,160,000	3,110,625

Verizon Communications, Inc., 6.9%, 4/15/2038	3,385,000	3,356,651

		12,537,072
Utilities 3.5%
Arizona Public Service Co., 6.875%, 8/1/2036	4,195,000	3,753,288
Baltimore Gas & Electric Co., 6.35%, 10/1/2036	2,286,000	2,051,173
Commonwealth Edison Co.:
5.8%, 3/15/2018	3,165,000	3,078,345
Series 98, 6.15%, 3/15/2012	3,710,000	3,803,225
6.95%, 7/15/2018	169,000	165,409
Series 92, 7.625%, 4/15/2013	905,000	963,025
Consolidated Natural Gas Co., 6.0%, 10/15/2010	1,865,000	1,930,976
Constellation Energy Group, Inc., 7.6%, 4/1/2032	880,000	884,104
Dominion Resources, Inc.:
Series 06-B, 6.3%, 9/30/2066	2,830,000	2,556,251
7.5%, 6/30/2066	5,575,000	5,012,393
Energy East Corp.:
6.75%, 6/15/2012	5,070,000	5,283,209
6.75%, 9/15/2033	970,000	913,552
6.75%, 7/15/2036	2,615,000	2,472,255
Energy Future Holdings Corp., 7.46%, 1/1/2015	1,482,485	1,344,273
Integrys Energy Group, Inc., 6.11%, 12/1/2066	4,520,000	3,655,595
Pedernales Electric Cooperative, Series 2002-A, 144A, 6.202%, 11/15/2032	5,694,000	5,015,104
Pennsylvania Electric Co., 6.05%, 9/1/2017	3,947,000	3,844,607
PPL Capital Funding, Inc., Series A, 6.7%, 3/30/2067	6,825,000	5,809,679
Wisconsin Energy Corp., Series A, 6.25%, 5/15/2067	8,015,000	6,725,058

		59,261,521

Total Corporate Bonds (Cost $307,630,656)		285,555,891
Asset-Backed 2.2%
Automobile Receivables 1.2%
AmeriCredit Prime Automobile Receivables Trust, "A3", Series 2007-2M, 5.22%, 6/8/2012	15,650,000	14,911,032
Household Automotive Trust, "A4", Series 2006-1, 5.52%, 3/18/2013	4,450,000	4,444,012

		19,355,044
Home Equity Loans 1.0%
Chase Funding Mortgage Loan Asset-Backed Certificates, "2A2", Series 2003-4, 3.061% **, 5/25/2033	4,033,678	3,867,123
Countrywide Asset-Backed Certificates:
"A6", Series 2006-15, 5.826%, 10/25/2046	2,505,000	1,912,587
"1AF6", Series 2006-11, 6.15%, 9/25/2046	6,555,000	3,969,947
First Franklin Mortgage Loan Asset-Backed Certificates, "A3", Series 2006-FF15, 2.511% **, 11/25/2036	3,494,808	3,295,422
Renaissance Home Equity Loan Trust, "AF3", Series 2005-2, 4.499%, 8/25/2035	3,204,105	3,180,409
Securitized Asset-Backed NIM Trust, "NIM", Series 2005-FR4, 144A, 6.0%, 1/25/2036 *	487,805	49

		16,225,537
Manufactured Housing Receivables 0.0%
Green Tree Financial Corp., "A4", Series 1996-2, 7.2%, 4/15/2026	566,132	574,995

Total Asset-Backed (Cost $40,925,454)		36,155,576
Mortgage-Backed Securities Pass-Throughs 16.7%
Federal Home Loan Mortgage Corp.:
3.5%, 8/1/2035	6,455,476	5,609,467
5.0%, 4/1/2035	4,147,303	3,968,288
5.5%, with various maturities from 10/1/2023 until 1/1/2034	5,935,100	5,855,591

5.518% **, 2/1/2038	8,109,017	7,999,339
6.5%, with various maturities from 1/1/2035 until 2/1/2038	13,848,611	14,318,294
Federal National Mortgage Association:
4.5%, with various maturities from 8/1/2033 until 10/1/2033	7,826,792	7,203,705
5.0%, with various maturities from 8/1/2020 until 7/1/2037	79,333,417	76,359,805
5.5%, with various maturities from 2/1/2024 until 7/1/2037	114,266,495	112,191,833
6.0%, with various maturities from 10/1/2022 until 4/1/2024	9,590,757	9,744,920
6.5%, with various maturities from 5/1/2023 until 4/1/2037	36,611,361	37,748,627

Total Mortgage-Backed Securities Pass-Throughs (Cost $283,081,591)		280,999,869
Commercial and Non-Agency Mortgage-Backed Securities 35.7%
American Home Mortgage Investment Trust, "5A3", Series 2005-2, 5.077%, 9/25/2035	1,410,000	1,274,518
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2007-1, 5.451%, 1/15/2049	8,680,000	7,900,842
"ASB", Series 2007-4, 5.706%, 2/10/2051	5,900,000	5,610,866
"A2", Series 2007-3, 5.838% **, 6/10/2049	5,560,000	5,455,884
"A4", Series 2007-3, 5.838% **, 6/10/2049	4,525,000	4,180,253
"A4", Series 2007-2, 5.867% **, 4/10/2049	5,225,000	4,858,939
"AM", Series 2007-4, 6.003% **, 2/10/2051	2,290,000	2,032,207
Bear Stearns Adjustable Rate Mortgage Trust:
"A1", Series 2006-1, 4.625% **, 2/25/2036	9,260,831	8,384,216
"2A1", Series 2006-4, 5.791% **, 10/25/2036	4,974,461	4,131,845
"22A1", Series 2007-4, 6.001% **, 6/25/2047	11,208,580	9,477,689
Bear Stearns Commercial Mortgage Securities, Inc.:
"AAB", Series 2007-PW15, 5.315%, 2/11/2044	7,175,000	6,707,235
"A2", Series 2007-PW16, 5.85% **, 6/11/2040	11,025,000	10,808,914
"AAB", Series 2007-PW16, 5.902% **, 6/11/2040	7,775,000	7,425,293
Chase Mortgage Finance Corp., "A1", Series 2003-S2, 5.0%, 3/25/2018	8,286	8,101
Citicorp Mortgage Securities, Inc., "1A1", Series 2004-1, 5.25%, 1/25/2034	4,350,801	4,285,033
Citigroup Mortgage Loan Trust, Inc.:
"1A2", Series 2006-AR2, 5.523% **, 3/25/2036	7,916,144	7,054,798
"1A4A", Series 2006-AR7, 5.765% **, 11/25/2036	8,124,162	6,899,132
"2A1A", Series 2007-AR8, 5.913% **, 7/25/2037	7,587,666	6,735,332
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	2,659,522	2,570,596
Citigroup/Deutsche Bank Commercial Mortgage Trust, "F", Series 2007-CD4, 5.555%, 12/11/2049	3,900,000	2,335,492
Countrywide Alternative Loan Trust:
"A2", Series 2003-6T2, 5.0%, 6/25/2033	1,190	1,187
"A2", Series 2003-21T1, 5.25%, 12/25/2033	3,006,364	2,763,694
"A4", Series 2004-14T2, 5.5%, 8/25/2034	2,581,612	2,484,914
"A6", Series 2004-14T2, 5.5%, 8/25/2034	3,028,648	2,902,136
"7A1", Series 2004-J2, 6.0%, 12/25/2033	1,125	961
"1A1", Series 2004-J1, 6.0%, 2/25/2034	566,667	484,146
Countrywide Home Loans:
"A15", Series 2002-34, 4.75%, 1/25/2033	3,509,860	3,445,386
"1A1", Series 2007-HY1, 5.696% **, 4/25/2037	9,250,500	8,002,066
"A1", Series 2005-29, 5.75%, 12/25/2035	7,797,312	6,701,633
Credit Suisse Mortgage Capital Certificates:
"AAB", Series 2006-C5, 5.308%, 12/15/2039	6,490,000	6,166,070
"4A15", Series 2007-3, 5.5%, 4/25/2037	6,352,458	5,855,051
"5A14", Series 2007-1, 6.0%, 2/25/2037	6,718,168	6,528,085
CS First Boston Mortgage Securities Corp., "1A11", Series 2004-4, 5.5%, 8/25/2034	3,055,447	2,834,448
First Horizon Mortgage Pass-Through Trust:
"2A1", Series 2005-AR2, 5.119% **, 6/25/2035	5,116,033	4,782,460
"1A2", Series 2006-AR4, 5.484% **, 1/25/2037	5,848,562	5,197,116
GE Capital Commercial Mortgage Corp., "AJ", Series 2007-C1, 5.677%, 12/10/2049	7,640,000	5,920,386

GMAC Mortgage Corp. Loan Trust:
"A2", Series 2004-J1, 5.25%, 4/25/2034	2,870,767	2,854,038
"4A1", Series 2005-AR6, 5.462% **, 11/19/2035	5,451,199	4,785,950
Greenwich Capital Commercial Funding Corp.:
"A2", Series 2007-GG9, 5.381%, 3/10/2039	11,250,000	10,945,240
"AM", Series 2007-GG9, 5.475%, 3/10/2039	3,275,000	2,841,850
"AAB", Series 2006-GG7, 6.112% **, 7/10/2038	7,000,000	6,905,678
GS Mortgage Securities Corp.:
“1A1”, Series 2008-2R, 144A, 7.5%, 9/25/2036	9,266,000	8,767,489
“2A1”, Series 2008-2R, 144A, 7.5%, 10/25/2036	2,400,000	2,270,880
GS Mortgage Securities Corp. II:
"A2", Series 2006-GG8, 5.479%, 11/10/2039	7,690,000	7,599,658
"J", Series 2007-GG10, 144A, 5.993% **, 8/10/2045	9,913,000	3,875,327
"A4", Series 2007-GG10, 5.993% **, 8/10/2045	8,200,000	7,662,198
"AM", Series 2007-GG10, 5.993% **, 8/10/2045	12,750,000	11,339,789
"AJ", Series 2007-GG10, 5.993% **, 8/10/2045	7,590,000	5,950,001
GSR Mortgage Loan Trust:
"2A4", Series 2006-AR1, 5.179% **, 1/25/2036	9,450,000	8,121,756
"2A1", Series 2007-AR2, 5.511% **, 5/25/2047	10,016,819	9,136,708
"2A1", Series 2007-AR1, 6.0% **, 3/25/2047	17,567,549	14,425,721
Indymac Index Mortgage Loan Trust, "3A1", Series 2006-AR33, 5.768% **, 1/25/2037	5,096,325	4,440,864
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4", Series 2007-LD12, 5.882% **, 2/15/2051	2,910,000	2,713,712
"ASB", Series 2007-CB19, 5.92% **, 2/12/2049	6,879,000	6,587,586
"A2", Series 2007-LD11, 5.992% **, 6/15/2049	11,930,000	11,749,395
"ASB", Series 2007-LD11, 6.007% **, 6/15/2049	13,981,000	13,435,345
"A4", Series 2007-LD11, 6.007% **, 6/15/2049	5,030,000	4,701,726
"AM", Series 2007-LD12, 6.261% **, 2/15/2051	6,021,000	5,428,676
JPMorgan Mortgage Trust:
"6A1", Series 2007-A1, 4.776% **, 7/25/2035	5,736,564	5,129,854
"2A4L", Series 2006-A6, 5.562% **, 10/25/2036	7,185,000	5,451,293
"2A1" Series 2006-A5, 5.821% **, 8/25/2036	5,712,655	5,176,644
Lehman Mortgage Trust, "3A3", Series 2006-1, 5.5%, 2/25/2036	5,962,678	5,684,259
Master Adjustable Rate Mortgages Trust, "B1", Series 2004-13, 3.813% **, 12/21/2034	6,247,480	4,014,935
Master Alternative Loans Trust:
"5A1", Series 2005-2, 6.5%, 12/25/2034	673,123	556,379
"8A1", Series 2004-3, 7.0%, 4/25/2034	132,427	121,212
"6A1", Series 2004-5, 7.0%, 6/25/2034	884,318	765,212
Master Asset Securitization Trust, "2A7", Series 2003-9, 5.5%, 10/25/2033	4,709,341	4,136,864
Merrill Lynch Mortgage Investors Trust, "A2", Series 2005-A5, 4.566%, 6/25/2035	3,578,000	3,255,362
Merrill Lynch/Countrywide Commercial Mortgage Trust, "ASB", Series 2007-7, 5.745%, 6/12/2050	3,900,000	3,711,490
Morgan Stanley Capital I:
"A2", Series 2007-HQ11, 5.359%, 2/12/2044	7,325,000	7,118,187
"AAB", Series 2007-IQ14, 5.654%, 4/15/2049	7,655,000	7,252,379
"AM", Series 2007-HQ12, 5.811% **, 4/12/2049	4,250,000	3,725,794
NYC Mortgage Loan Trust, "A3", Series 1996, 144A, 6.75%, 9/25/2019	1,715,918	1,690,179
Residential Accredit Loans, Inc., "CB", Series 2004-QS2, 5.75%, 2/25/2034	1,413,172	1,320,432
Residential Asset Securitization Trust, "A1", Series 2004-A1, 5.25%, 4/25/2034	2,910,313	2,709,263
Residential Funding Mortgage Securities I:
"2A1", Series 2004-S9, 4.75%, 12/25/2019	5,038,896	4,695,621
"2A2", Series 2007-SA1, 5.616% **, 2/25/2037	8,762,762	7,705,899
Sequoia Mortgage Trust, "2A1", Series 2007-1, 5.834% **, 2/20/2047	6,071,002	5,387,823

Structured Adjustable Rate Mortgage Loan Trust:
"1A4", Series 2005-22, 5.25% **, 12/25/2035	8,055,000	5,477,614
"6A3", Series 2005-21, 5.4% **, 11/25/2035	5,644,000	4,124,661
"7A4", Series 2006-1, 5.62% **, 2/25/2036	6,132,000	3,601,049
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	39,346	33,419
SunTrust Adjustable Rate Mortgage Loan Trust, "3A1", Series 2007-3, 6.045% **, 6/25/2037	11,191,907	9,975,711
Wachovia Bank Commercial Mortgage Trust:
"A3", Series 2007-C30, 5.246%, 12/15/2043	5,390,000	5,208,057
"AJ", Series 2007-C30, 5.413%, 12/15/2043	5,610,000	4,274,425
"A2", Series 2007-C31, 5.421%, 4/15/2047	19,950,000	19,329,347
"A2", Series 2007-C32, 5.924% **, 6/15/2049	7,790,000	7,635,034
"B", Series 2007-C32, 5.929% **, 6/15/2049	4,650,000	3,297,595
Washington Mutual Mortgage Pass-Through Certificates Trust:
"1A3", Series 2005-AR14, 5.05% **, 12/25/2035	6,100,000	5,469,192
"1A3", Series 2005-AR16, 5.1% **, 12/25/2035	6,220,000	5,251,774
"4A1", Series 2007-HY3, 5.349% **, 3/25/2037	10,602,195	9,264,019
"1A1", Series 2007-HY5, 5.527% **, 5/25/2037	6,347,502	5,104,057
"1A1", Series 2007-HY4, 5.55% **, 4/25/2037	11,916,174	10,450,906
"1A1", Series 2006-AR16, 5.607% **, 12/25/2036	7,547,641	6,273,559
"1A1", Series 2007-HY2, 5.62% **, 12/25/2036	6,141,067	5,477,129
"2A2", Series 2006-AR16, 5.636% **, 12/25/2036	17,100,000	12,387,616
"1A3", Series 2006-AR8, 5.879% **, 8/25/2046	7,705,000	6,223,271
"3A1", Series 2007-HY7, 5.909% **, 7/25/2037	4,397,977	3,646,754
Wells Fargo Mortgage-Backed Securities Trust:
"4A2", Series 2005-AR16, 4.992% **, 10/25/2035	8,150,000	7,506,843
"2A5", Series 2006-AR2, 5.106% **, 3/25/2036	16,852,139	15,523,222
"3A2", Series 2006-AR8, 5.237% **, 4/25/2036	10,170,000	8,958,887
"A1", Series 2006-3, 5.5%, 3/25/2036	6,674,600	6,502,723
"A6", Series 2006-AR11, 5.514% **, 8/25/2036	10,255,000	7,801,363
"2A5", Series 2006-AR1, 5.551% **, 3/25/2036	8,400,000	5,867,302
"1A3", Series 2006-6, 5.75%, 5/25/2036	5,548,319	5,429,280

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $667,597,761)		598,450,401
Collateralized Mortgage Obligations 5.9%
Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044	2,069,041	2,087,578
Federal Home Loan Mortgage Corp.:
"LN", Series 3145, 4.5%, 10/15/2034	6,428,391	6,265,009
"TA", Series 2750, 5.0%, 2/15/2032	7,525,000	7,331,935
"EG", Series 2836, 5.0%, 12/15/2032	4,295,000	4,164,367
"NE", Series 2802, 5.0%, 2/15/2033	90,000	87,434
"OE", Series 2840, 5.0%, 2/15/2033	5,050,000	4,849,838
"PD", Series 2893, 5.0%, 2/15/2033	9,696,000	9,373,038
"TE", Series 2827, 5.0%, 4/15/2033	65,000	63,018
"XD", Series 2941, 5.0%, 5/15/2033	10,975,000	10,549,860
"PE", Series 2864, 5.0%, 6/15/2033	40,000	38,862
"UE", Series 2911, 5.0%, 6/15/2033	10,815,000	10,433,090
"BG", Series 2869, 5.0%, 7/15/2033	1,230,000	1,190,420
"PD", Series 2939, 5.0%, 7/15/2033	3,414,000	3,287,565
"KD", Series 2915, 5.0%, 9/15/2033	5,936,000	5,726,937
"KE", Series 2934, 5.0%, 11/15/2033	53,000	50,926
"AC", Series R007, 5.875%, 5/15/2016	4,722,254	4,804,924
"YB", Series 2205, 6.0%, 5/15/2029	502,227	508,242
"PE", Series 2165, 6.0%, 6/15/2029	4,874,308	4,924,767
Federal National Mortgage Association:
"BG", Series 2005-12, 5.0%, 10/25/2033	2,457,000	2,364,103

"EC", Series 2005-15, 5.0%, 10/25/2033	80,000	76,975
"HE", Series 2005-22, 5.0%, 10/25/2033	25,000	24,029
"PE", Series 2005-14, 5.0%, 12/25/2033	90,000	86,604
"WD", Series 2005-86, 5.0%, 3/25/2034	12,660,000	12,164,467
"J", Series 1998-36, 6.0%, 7/18/2028	3,681,872	3,740,061
"PH", Series 1999-19, 6.0%, 5/25/2029	4,824,121	4,858,820
"Z", Series 2001-14, 6.0%, 5/25/2031	14,686	14,898

Total Collateralized Mortgage Obligations (Cost $99,366,029)		99,067,767
Municipal Bonds and Notes 3.0%
Alameda, CA, Corridor Transportation Authority Revenue, Series C, 6.6%, 10/1/2029 (b)	4,675,000	4,564,156
Chicago, IL, Transit Authority, Transfer Tax Receipts Revenue, Series A, 6.899%, 12/1/2040	5,575,000	5,615,419
Contra Costa County, CA, Multi-Family Housing Revenue, Willow Pass Apartments, Series D, 6.8%, 12/1/2015	1,130,000	1,172,940
Los Angeles, CA, Community Redevelopment Agency, Community Redevelopment Financing Authority Revenue, Series L, 6.02%, 9/1/2021 (b)	6,480,000	6,522,833
Pomona, CA, Pension Obligation, Series AR, 5.732%, 7/1/2025 (b)	2,245,000	2,152,730
Port Authority New York & New Jersey, One Hundred Fiftieth Series, 4.75%, 9/15/2016	3,640,000	3,435,760
Port Authority New York & New Jersey, General Obligation, 6.4%, 3/15/2027 (b)	5,945,000	6,184,702
Pueblo of Santa Ana, NM, Certificates of Participation, "A", 5.875%, 4/1/2024	4,690,000	4,754,863
Rancho Cordova, CA, Certificates of Partnership, City Hall Acquisition, Series B, 5.65%, 2/1/2024 (b)	4,340,000	4,131,376
Riverside, CA, Public Financing Authority, Tax Allocation Revenue, University Corridor, Series D, 5.89%, 8/1/2032 (b)	925,000	885,539
West Virginia, State General Obligation, Jobs Inventory Trust Board:
Series A, Zero Coupon, 1/22/2012	1,300,000	1,065,857
Series A, Zero Coupon, 6/12/2013	1,500,000	1,122,870
Series C, Zero Coupon, 7/31/2013	3,500,000	2,596,755
Wilkes Barre, PA, General Obligation, Series C, 5.48%, 11/15/2024 (b)	6,315,000	5,728,905

Total Municipal Bonds and Notes (Cost $49,922,193)		49,934,705
Government & Agency Obligations 13.9%
US Government Sponsored Agencies 0.9%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031	4,445,000	5,356,403
Federal National Mortgage Association, 6.625%, 11/15/2030 (a)	8,085,000	9,606,128

		14,962,531
US Treasury Obligations 13.0%
US Treasury Bonds:
5.0%, 5/15/2037 (a)	27,283,000	28,986,059
6.0%, 2/15/2026 (a) (d)	5,901,000	6,875,125
US Treasury Notes:
3.875%, 5/15/2018 (a)	36,075,000	35,764,972
4.0%, 2/15/2015 (a)	142,033,000	146,615,837

		218,241,993

Total Government & Agency Obligations (Cost $231,515,141)		233,204,524
Preferred Securities 3.9%
Financials
American General Institutional Capital, Series B, 144A, 8.125%, 3/15/2046	7,382,000	6,543,368
Banco Mercantil del Norte SA, Series A, 144A, 6.135%, 10/13/2016	1,700,000	1,662,041
Bank of America Corp., Series M, 8.125%, 5/15/2018 (c)	5,690,000	5,292,895
Citigroup, Inc., Series E, 8.4%, 4/30/2018 (c)	1,580,000	1,352,859
Dresdner Funding Trust I, 144A, 8.151%, 6/30/2031	2,455,000	2,001,723
Goldman Sachs Capital II, 5.793%, 6/1/2012 (c)	7,915,000	5,238,503

JPMorgan Chase & Co., Series 1, 7.9%, 4/30/2018 (c)	7,785,000	7,201,281
Mangrove Bay Pass-Through Trust, 144A, 6.102%, 7/15/2033	2,980,000	1,652,470
Oil Insurance Ltd., 144A, 7.558%, 6/30/2011 (c)	12,040,000	10,222,803
PNC Financial Services Group, Inc., Series K, 8.25%, 5/21/2013 (c)	7,015,000	6,723,702
Royal Bank of Scotland Group PLC:
144A, 6.99%, 10/5/2017 (c)	2,990,000	2,492,204
Series U, 7.64%, 9/29/2017 (c)	2,500,000	2,088,300
Wachovia Capital Trust III, 5.8%, 3/15/2042	10,945,000	6,183,925
Wells Fargo Capital XIII, Series G, 7.7%, 3/26/2013 (c)	3,900,000	3,695,168
XL Capital Ltd., Series E, 6.5%, 4/15/2017 (c)	4,470,000	2,905,500
ZFS Finance USA Trust V, 144A, 6.5%, 5/9/2037	500,000	428,471

Total Preferred Securities (Cost $81,437,084)		65,685,213
	Shares	Value ($)

Preferred Stocks 0.1%
Arch Capital Group Ltd., 8.0%	26,915	620,727
Delphi Financial Group, Inc., 7.376%	93,400	1,684,124

Total Preferred Stocks (Cost $3,013,982)		2,304,851
Securities Lending Collateral 11.5%
Daily Assets Fund Institutional, 2.69% (e) (f) (Cost $193,673,148)	193,673,148	193,673,148
Cash Equivalents 3.2%
Cash Management QP Trust, 2.42% (e) (Cost $53,282,774)	53,282,774	53,282,774
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,011,445,813) †	113.1	1,898,314,719
Other Assets and Liabilities, Net	(13.1)	(220,021,310)

Net Assets	100.0	1,678,293,409

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2008.

†

The cost for federal income tax purposes was $2,012,065,831. At July 31, 2008, net unrealized depreciation for all securities based on tax cost was $113,751,112. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,657,111 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $119,408,223.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2008 amounted to $188,777,212 which is 11.2% of net assets.

(b)		Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group	0.5
Assured Guaranty Corporation	0.3
MBIA Corporation	0.8

(c)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(d)	At July 31, 2008, this security has been pledged, in whole or in part, to cover margin requirements for open futures contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

At July 31, 2008, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

5-Year US Treasury Note	9/30/2008	808	89,029,558	89,959,438	929,880

At July 31,2008, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10-Year US Treasury Note	9/19/2008	577	64,550,288	66,255,828	(1,705,540)

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgage or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and the Federal National Mortgage Association issues which have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Fixed Income Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Core Fixed Income Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 16, 2008